Financial risk - Loans at amortized cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securities at amortized cost
Credit risk
Financial assets	$ 941,971	$ 631,123
Costs: | Securities at amortized cost
Credit risk
Financial assets	941,971	631,123
Loss allowance | Securities at amortized cost
Credit risk
Financial assets	7,951	1,790	$ 495
Expected credit losses collectively assessed [member] | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	4,002	0	0
Current | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	2,170	1,790	462
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	1,779	0	33
Loans at amortized cost
Credit risk
Financial assets	6,763,020	5,734,605
Loans at amortized cost | Costs:
Credit risk
Financial assets	6,763,020	5,734,605
Loans at amortized cost | Loss allowance
Credit risk
Financial assets	55,200	41,476	41,165
Loans at amortized cost | Expected credit losses collectively assessed [member] | Loss allowance
Credit risk
Financial assets	21,561	5,186	4,588
Loans at amortized cost | Current | Loss allowance
Credit risk
Financial assets	28,589	20,115	16,661
Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	5,050	16,175	$ 19,916
Credit risk | Securities at amortized cost
Credit risk
Financial assets	934,020	629,333
Credit risk | Costs: | Securities at amortized cost
Credit risk
Financial assets	941,971	631,123
Credit risk | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(7,951)	(1,790)
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets	$ 736,139	$ 453,627
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Top of range [member] | Securities at amortized cost
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Securities at amortized cost
Credit risk
Financial assets	$ 200,837	$ 177,496
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Top of range [member] | Securities at amortized cost
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Securities at amortized cost
Credit risk
Financial assets	$ 4,995
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	3.81%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Top of range [member] | Securities at amortized cost
Credit risk
Probability of Default	34.51%
Credit risk | Expected credit losses individually assessed [member] | Securities at amortized cost
Credit risk
Financial assets	$ 993	$ 0
Credit risk | Expected credit losses individually assessed [member] | Costs: | Securities at amortized cost
Credit risk
Financial assets	4,995	0
Credit risk | Expected credit losses individually assessed [member] | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(4,002)	0
Credit risk | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Securities at amortized cost
Credit risk
Financial assets	4,995
Credit risk | Current | Securities at amortized cost
Credit risk
Financial assets	888,217	629,333
Credit risk | Current | Costs: | Securities at amortized cost
Credit risk
Financial assets	890,387	631,123
Credit risk | Current | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(2,170)	(1,790)
Credit risk | Current | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets	736,139	453,627
Credit risk | Current | Grades 5 - 6 | 0.75 - 3.80 | Securities at amortized cost
Credit risk
Financial assets	154,248	177,496
Credit risk | Current | Grades 7 - 8 | 3.81 - 34.51 | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Securities at amortized cost
Credit risk
Financial assets	44,810	0
Credit risk | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Costs: | Securities at amortized cost
Credit risk
Financial assets	46,589	0
Credit risk | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(1,779)	0
Credit risk | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Securities at amortized cost
Credit risk
Financial assets	46,589	0
Credit risk | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Loans at amortized cost
Credit risk
Financial assets	6,707,820	5,693,129
Credit risk | Loans at amortized cost | Costs:
Credit risk
Financial assets	6,763,020	5,734,605
Credit risk | Loans at amortized cost | Loss allowance
Credit risk
Financial assets	(55,200)	(41,476)
Credit risk | Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	$ 2,864,686	$ 3,016,938
Credit risk | Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Top of range [member]
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Loans at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	$ 3,696,526	$ 2,524,147
Credit risk | Loans at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Minimum of the year
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Loans at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Top of range [member]
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	$ 191,701	$ 193,520
Credit risk | Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Minimum of the year
Credit risk
Probability of Default	3.81%	3.81%
Credit risk | Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Top of range [member]
Credit risk
Probability of Default	34.51%	34.51%
Credit risk | Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Financial assets	$ 10,107
Credit risk | Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Costs: | Minimum of the year
Credit risk
Probability of Default	34.52%
Credit risk | Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Costs: | Top of range [member]
Credit risk
Probability of Default	100.00%
Credit risk | Loans at amortized cost | Expected credit losses individually assessed [member]
Credit risk
Financial assets	$ 8,546	$ 5,407
Credit risk | Loans at amortized cost | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	30,107	10,593
Credit risk | Loans at amortized cost | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	(21,561)	(5,186)
Credit risk | Loans at amortized cost | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loans at amortized cost | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loans at amortized cost | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	20,000	10,593
Credit risk | Loans at amortized cost | Expected credit losses individually assessed [member] | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Financial assets	10,107
Credit risk | Loans at amortized cost | Current
Credit risk
Financial assets	6,605,601	5,562,978
Credit risk | Loans at amortized cost | Current | Costs:
Credit risk
Financial assets	6,634,190	5,583,093
Credit risk | Loans at amortized cost | Current | Loss allowance
Credit risk
Financial assets	(28,589)	(20,115)
Credit risk | Loans at amortized cost | Current | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	2,864,686	3,016,938
Credit risk | Loans at amortized cost | Current | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	3,645,901	2,466,348
Credit risk | Loans at amortized cost | Current | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	123,603	99,807
Credit risk | Loans at amortized cost | Current | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Financial assets	0
Credit risk | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Credit risk
Financial assets	93,673	124,744
Credit risk | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	98,723	140,919
Credit risk | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	(5,050)	(16,175)
Credit risk | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	50,625	57,799
Credit risk | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	48,098	$ 83,120
Credit risk | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 9 - 10 | 34.52 - 100 | Costs:
Credit risk
Financial assets	$ 0